SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Assumptions Used
The following assumptions were used in the Binomial option pricing model:

	Year Ended December 31, 2015
Options granted	Average risk-free rate of return	Exercise multiple	Volatility rate	Dividend yield	Post- vesting forfeiture rate
January 12, 2015	2.82%	1.8-3 times	93.0%	0%	5%-8%

July 6, 2015	3.20%	3 times	91.0%	0%	5%

September 9, 2015	2.94%-3.08%	1.8-3 times	91.0%-92.0%	0%	5%-8%

Summary of Stock Option Activity
A summary of the aggregate option activity and information regarding options outstanding as of December 31, 2018 is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contract Life	Aggregate Intrinsic Value
Options outstanding on January 1, 2018	9,634,542	0.50
Granted	-	-
Forfeited	(161,724)	0.59
Expired	(2,526)	0.59
Exercised	(230,225)	0.59
Options outstanding on December 31, 2018	9,240,067	0.49	4.53	4,049,496
Options vested or expected to vest on December 31, 2018	20,043,353	0.47	4.11	9,351,312
Options exercisable on December 31, 2018	9,075,709	0.49	4.49	3,993,944

Schedule of Nonvested Restricted Stock Units Activity
A summary of the non-vested RSU activity in 2018 is as follows:

	Number of RSUs	Weighted Average Grant Date Fair Value
Nonvested RSUs on January 1, 2018	10,240,743	$0.98
Granted	44,365,641	1.48
Vested	(9,272,063)	1.43
Forfeited	(1,846,708)	1.07
Nonvested RSUs on December 31, 2018	43,487,613	$1.39